Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - GIGCAPITAL5 INC [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets:
Marketable securities held in Trust Account	$ 23,302,116	$ 41,561,656
Liabilities:
Note Payable to related party	1,506,389	257,492
Level 1
Assets:
Marketable securities held in Trust Account	0	41,561,656
Level 2
Liabilities:
Warrant liability	7,950	31,800
Level 3
Liabilities:
Note Payable to related party	$ 1,506,389	$ 257,492